Employees' Stock Option Plans (ESOP) - Summary of Stock Option Grant (Details) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	2,822,223	4,192,750	124,061
R S U
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	2,280,608	2,874,690	124,061
ESOP
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	491,575	1,205,850
Incentive Units Cash Settled
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	50,040	112,210
Salil Parekh, CEO and MD | R S U
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	113,024
U.B. Pravin Rao, COO and WTD | R S U
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	27,250
U.B. Pravin Rao, COO and WTD | ESOP
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	43,000
Dr.Vishal Sikka | R S U
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	270,224	120,700	124,061
Dr.Vishal Sikka | ESOP
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	330,525
Other KMP | R S U
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	271,100	246,250
Other KMP | ESOP
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	44,450	502,550
Employees Other Than KMP | R S U
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	1,599,010	2,507,740
Employees Other Than KMP | ESOP
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	73,600	703,300
Other Employees | Incentive Units Cash Settled
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	50,040	112,210